Directors and Staff Costs - Summary of Total Average Number of Employees (Details) - Employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number and average number of employees [abstract]
Research and development and related support services	88	66	39
Administration	28	26	26
Total average number of employees	116	92	65